December 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Attn:	Office of Filings, Information and Consumer
Services

Re:	Smith Barney Investment Funds, Inc. (the
"Company")
	File Nos. 002-74288 and 811-3275

Gentlemen:

The 485APOS filing made on December 1, 2000,
Accession Number 91155-00-000697
 was made in error. Please disregard the filing and remove it from the EDGAR database.

Please return an electronic transmittal as evidence of receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (212) 783-7112.

Very truly yours,

/s/ Amy Bennett
Amy Bennett
Paralegal